United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Hermes Short-Intermediate Duration Municipal Trust _______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/23

Date of Reporting Period: 06/30/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
June 30, 2023

Share Class | Ticker	A | FMTAX	A2 | FMTHX	Institutional | FSHIX	Service | FSHSX

Federated Hermes Short-Intermediate Municipal Fund
Fund Established 1981

A Portfolio of Federated Hermes Short-Intermediate Duration Municipal Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from July 1, 2022 through June 30, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

John B. Fisher, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Intermediate Municipal Fund (the “Fund”), based on net asset value for the 12-month reporting period ended June 30, 2023, was 1.76% for the Class A Shares, 1.56% for the Class A2 Shares, 1.91% for the Institutional Shares and 1.67% for the Service Shares. The 1.91% total return for the Institutional Shares for the reporting period consisted of 2.01% of mostly federal alternative minimum tax (AMT) free, tax-exempt dividends and reinvestments and 0.10% depreciation in the net asset value of the shares.1
The total return of the S&P Municipal Bond Short Index (SPMBSI),2 the published broad-based securities market index for the Fund, was 1.20%. The total return of the S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index (SPMB15),3 a custom performance benchmark for the Fund, was 1.11%. The total return of the Morningstar US Fund Muni National Short Funds Average (MNSFA),4 a peer group average for the Fund, was 1.73% over the reporting period. The Fund’s and the MNSFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which are not reflected in the total return of the SPMBSI or the SPMB15.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the SPMB15 were: (a) the sensitivity of the portfolio to changing interest rates, including both portfolio duration and the allocation of securities across the municipal yield curve (the level of interest rates across maturities);5,6 (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); (c) the credit rating of portfolio securities (credit quality),7 and (d) security selection.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the SPMB15.
MARKET OVERVIEW
Rapid tightening of monetary policy by the Federal Reserve (the “Fed”), a multi-decade high and subsequent decline in U.S. inflation and acceleration in U.S. Gross Domestic Product (GDP) growth caused highly volatile and rising U.S. Treasury and Municipal bond yields during the reporting period. The annual change in the U.S. Consumer Price Index reached 9.1% in June 2022, its highest level in over 40 years, prompting the Fed to rapidly increase the bottom end of its federal funds target range from 1.50% to 5.00% during the period. Inflation subsequently declined, partly due to easing price pressures for goods as supply chains improved. The U.S. economy contracted during the first half of 2022 amid the start of the Fed tightening but expanded through the rest of the year and into 2023.
Annual Shareholder Report

Short-term U.S. Treasury and Municipal yields that are most sensitive to Fed policy rose sharply, while intermediate yields moderately increased. For example, the 2-year U.S. Treasury yield increased 194 basis points over the period while the 10-year U.S. Treasury ended the fiscal year up 84 basis points. Municipal yields on AAA-rated securities with 2- and 5-year maturities as reported by Bloomberg Evaluation Services increased by 100 basis points and 35 basis points, respectively, but declined by 20 basis points for the 10-year maturities over the period.8
The increases in municipal bond yields depressed municipal bond prices, though higher income accruals resulted in modest overall positive total returns. Municipal mutual funds experienced net redemptions for much of the period as investors reacted to the rising and volatile market interest rates, while individual investor demand increased once yields reached their highest levels in decades. Municipal credit spreads, the yield advantage on mid- and low-quality bonds relative to high-quality bonds, widened over much of the fiscal year when mutual fund redemptions were large but narrowed late in the period as outflows ebbed and municipal yields declined.
DURATION and Yield curve
Active management of Fund duration contributed favorably to the Fund’s performance relative to the SPMB15. The Fund maintained a portfolio duration below that of the SPMB15 during most of the period when yields sharply increased and shifted duration longer towards neutral or above index in the final quarter of the fiscal year when municipal yields fluctuated in a narrower range. Allocation of portfolio holdings along the municipal yield curve9 contributed strongly to relative performance. About 20% of the Fund’s portfolio was invested in out-of-index low-duration floating-rate notes (FRNs). These FRNs generated increasing coupon income with attractive spreads above base indices over the reporting period and far less price volatility when compared to fixed-rate coupon bonds of the same maturity. In addition, about 10-15% of the portfolio was kept in out-of-index stable value variable rate demand notes (VRDNs) which benefited from both income and price stability. Overweight allocation to out-of-index securities with maturities beyond five years that provided strong returns contributed favorably to relative return.
SECTOR ALLOCATION
During the reporting period, the Fund’s sector allocations had a small positive impact on Fund performance relative to the SPMB15. The Fund’s overweight positioning and security selection relative to the SPMB15 in the housing sector generated a large positive excess return due to outperformance within the Fund and relative to the index.
Annual Shareholder Report

The Fund also had a positive impact from underweight exposures to underperforming Local General Obligation and dedicated tax-supported sectors, and pre-refunded bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). However, overweight exposure to the underperforming Pre-paid Gas Utility sector detracted from relative performance compared to the SPMB15.
CREDIT QUALITY
The allocation of portfolio holdings across the credit spectrum contributed favorably to the Fund’s relative performance to the SPMB15 during the reporting period. Underweight allocation to underperforming AAA- and AA-rated securities and overweight allocation to outperforming A- and BBB-rated securities generated favorable relative performance.10
SECURITY SELECTION
Individual security selection was largely a neutral to a slightly negative factor in performance relative to the SPMB15 during the reporting period, as the Fund’s relative total return was largely explained by duration, yield curve, sector allocation and credit quality characteristics.
Strong performance of middle- and lower-quality securities that experienced credit upgrades and/or tightened spreads in the latter half of the period (e.g. State of Illinois) helped while weaker performance of lower coupon securities, the timing of certain sales of securities in weak market conditions due to redemptions, and elevated cash balances during a temporary rebound in municipal market performance during the last six weeks of the period detracted slightly from relative performance.
1
Income may be subject to state and local taxes. The investment adviser may invest the Fund’s assets without limitation in securities whose interest may be subject to (or may be a specific preference item for purposes of) the AMT for individuals. With respect to such investments, interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the AMT.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the SPMBSI.
3
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the SPMB15.
4
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Morningstar peer group.
5
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management’s Discussion of Fund Performance, duration is determined using a third-party analytical system.
7
Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help
Annual Shareholder Report

compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
8
The amount of public information available about municipal securities is generally less than that for corporate bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of municipal securities.
9
The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
10
Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical rating organization or rating agency; or (b) unrated securities that the Fund’s investment adviser (“Adviser”) believes are of comparable quality. The rating agencies that provided the ratings for rated securities include Standard and Poor’s, Moody’s Investor Services, Inc., and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality; and credit ratings of “BBB” are considered to be medium/good credit quality and the lowest category of investment-grade securities; credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds; and credit ratings of “CCC” or below are noninvestment-grade securities that have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) from June 30, 2013 to June 30, 2023, compared to the S&P Municipal Bond Short Index (SPMBSI),2 the S&P Municipal Bond 1-5 Years Investment Grade Max 5% Pre-Refunded Index (SPMB15)3 and the Morningstar US Fund Muni National Short Funds Average (MNSFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of June 30, 2023

◾ Total returns shown for Class A include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900)
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 6/30/2023
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	0.74%	0.19%	0.48%
Class A2 Shares[5]	-0.46%	0.03%	0.40%
Institutional Shares	1.91%	0.73%	0.99%
Service Shares	1.67%	0.47%	0.75%
SPMBSI	1.20%	1.14%	1.08%
SPMB15	1.11%	1.14%	1.23%
MNSFA	1.73%	1.02%	0.99%

Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and for Class A2 Shares, the maximum sales charge of 1.50% ($10,000 investment minus $150 sales charge = $9,850). The Fund’s performance assumes the reinvestment of all dividends and distributions. The SPMBSI, SPMB15 and MNSFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The SPMBSI consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of four years. The SPMBSI is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund’s performance. The SPMBSI is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
The SPMB15 represents the portion of the S&P Municipal Bond Investment Grade Index composed solely of investment-grade bonds (those with ratings higher than “BBB-“/”Baa3”) with remaining maturities of between one and five years, 5% of which are pre-refunded. The SPMB15 is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the Fund’s performance. The SPMB15 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4
Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges. The Morningstar figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Morningstar and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Morningstar as falling into the category can change over time, the Morningstar figures in the line graph may not match the Morningstar figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
The Fund’s Class A2 Shares commenced operations on November 17, 2021. For the periods prior to the commencement of operations of the Fund’s Class A2 Shares, the performance information shown is for the Fund’s Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At June 30, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Hospital	11.9%
Prepaid Gas Utility	11.8%
Industrial Development/Pollution Control	10.0%
Electric and Gas	8.4%
Toll Road	6.6%
General Obligations - State	6.0%
Airport	5.7%
General Obligations - Local	5.4%
Multi-Family Housing	5.4%
Senior Care	5.1%
Other[2]	23.8%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.
2
For purposes of this table, sector classifications constitute 76.3% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
June 30, 2023
Principal Amount		Value
	MUNICIPAL BONDS—91.3%
	Alabama—4.6%
$6,500,000	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$6,462,045
2,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,976,873
1,000,000	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2026	990,987
7,000,000	Columbia, AL IDB PCRB (Alabama Power Co.), PCR Refunding Bonds (Series 2014-D) Weekly, 3.810%, Mandatory Tender 6/1/2028	7,000,000
450,000	Prattville, AL IDB (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	439,640
425,000	Prattville, AL IDB (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019C), 2.000%, Mandatory Tender 10/1/2024	415,215
5,000,000	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018A), (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2024	4,990,319
	TOTAL	22,275,079
	Alaska—0.3%
1,250,000	Alaska International Airports System, Revenue Refunding Bonds (Series 2016A), 5.000%, 10/1/2024	1,276,771
	Arizona—2.3%
2,000,000	Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A), 4.125%, Mandatory Tender 3/31/2026	2,007,765
2,000,000	Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	2,089,319
1,750,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2023	1,750,000
1,000,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	1,012,657
1,500,000	Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2025	1,536,158
1,000,000	Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 3.875%, Mandatory Tender 8/1/2023	999,976
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$1,650,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), (Original Issue Yield: 4.750%), 4.700%, 10/1/2024	$1,569,246
		TOTAL	10,965,121
		California—7.0%
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 5.110% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,006,825
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 5.110% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,013,654
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A), 1.200%, Mandatory Tender 6/1/2028	8,630,826
2,000,000		California Municipal Finance Authority (Community Health Systems), Revenue Refunding Bonds (Series 2017A), 5.000%, 2/1/2024	2,016,651
1,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A), 1.300%, Mandatory Tender 2/3/2025	1,442,639
2,500,000	[2]	California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.700%, Mandatory Tender 12/1/2023	2,456,650
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	963,669
1,000,000	[2]	California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	957,724
2,000,000		Western Placer, CA Unified School District, Community Facilities District No.2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	1,910,456
		TOTAL	33,399,094
		Colorado—1.2%
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2024	748,239
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2025	595,847
2,425,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2020B-2), 5.000%, Mandatory Tender 11/15/2025	2,488,996
2,000,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2020A), 5.000%, 9/1/2027	2,156,032
		TOTAL	5,989,114
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—2.8%
$1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2028	$1,097,877
2,600,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2029	2,910,926
1,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2030	1,139,785
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2026	1,062,517
1,000,000		Connecticut State, UT GO Refunding Bonds (Series 2022D), 5.000%, 9/15/2027	1,083,765
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 4.960% (SIFMA 7-day +0.950%), 3/1/2024	2,254,435
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 5.000% (SIFMA 7-day +0.990%), 3/1/2025	3,976,156
		TOTAL	13,525,461
		Florida—1.6%
1,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	1,504,249
1,200,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2030	1,313,850
1,300,000		Florida Development Finance Corp. (Lakeland Regional Health System), Healthcare Facilities Revenue Refunding Bonds (Series 2021), 5.000%, 11/15/2031	1,437,417
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2031	2,261,744
815,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2038	933,275
300,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2023A), 5.000%, 10/1/2039	341,023
		TOTAL	7,791,558
		Georgia—6.5%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2023	1,006,027
5,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018A), (Royal Bank of Canada LIQ), 4.000%, Mandatory Tender 9/1/2023	5,004,937
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 4.214% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	6,998,039
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$3,250,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023B), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 3/1/2030	$3,395,596
5,665,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	5,947,506
5,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Plant PCRBs (First Series 1995), 2.250%, 7/1/2025	5,234,846
2,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project PCRBs (First Series 2012), 3.875%, Mandatory Tender 3/6/2026	2,750,557
850,000		Savannah, GA EDA (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	830,430
		TOTAL	31,167,938
		Illinois—5.3%
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2020B), 5.000%, 1/1/2029	1,103,645
1,500,000		Granite City, IL (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,343,738
3,000,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A), 5.000%, Mandatory Tender 11/15/2024	3,029,994
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2016A), 5.000%, 11/1/2023	1,803,249
2,125,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group, IL), Revenue Bonds (Series 2021B) FRNs, 4.710% (SIFMA 7-day +0.700%), Mandatory Tender 5/1/2026	2,072,399
6,500,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	6,819,101
2,125,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2027	2,266,164
1,750,000		Illinois State, UT GO Bonds (Series 2020B), 5.500%, 5/1/2024	1,776,152
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	1,027,050
1,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2028	1,078,262
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2023	1,003,032
1,925,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2017), 5.000%, 6/1/2026	2,015,853
		TOTAL	25,338,639
		Iowa—0.8%
2,000,000		Iowa Finance Authority (Gevo NW Iowa RNG, LLC), Solid Waste Facility Revenue Bonds Renewable Gas Project (Series 2021), (Citibank N.A., New York LOC), 1.500%, Mandatory Tender 4/1/2024	1,950,768
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$2,000,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 4.092% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	$1,822,596
		TOTAL	3,773,364
		Kentucky—3.0%
3,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), PCRBs (Series 2005A), 1.750%, Mandatory Tender 7/1/2026	2,834,520
4,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	3,999,609
5,500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019C), (Morgan Stanley GTD), 4.000%, Mandatory Tender 2/1/2028	5,437,853
2,250,000		Trimble County, KY (Louisville Gas & Electric Co.), PCR Refunding Bonds (Series 2016A), 1.300%, Mandatory Tender 9/1/2027	1,895,142
		TOTAL	14,167,124
		Louisiana—1.4%
7,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-2), 2.375%, Mandatory Tender 7/1/2026	6,642,747
		Massachusetts—1.3%
600,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2023A), (Assured Guaranty Municipal Corp. GTD), 5.000%, 5/1/2038	686,072
800,000		Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2023B), (Assured Guaranty Municipal Corp. GTD), 5.000%, 5/1/2038	914,762
3,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.610% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	2,966,983
1,750,000		Massachusetts Development Finance Agency (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 1.250%, 5/1/2027	1,567,694
55,000		Massachusetts Housing Finance Agency, SFM Revenue Bonds (Series 172), 4.000%, 6/1/2045	54,875
		TOTAL	6,190,386
		Michigan—2.4%
3,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B), 2.000%, Mandatory Tender 7/1/2026	3,290,397
2,000,000		Michigan State Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds (Series 2015D-2), 1.200%, Mandatory Tender 4/13/2028	1,747,047
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$3,300,000		Michigan State Strategic Fund (Waste Management, Inc.), Revenue Bonds, 0.580%, Mandatory Tender 8/1/2024	$3,181,678
2,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2027	2,099,614
1,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2030	1,085,320
		TOTAL	11,404,056
		Minnesota—0.4%
1,780,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 4.440% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	1,780,000
		Mississippi—0.3%
1,250,000		Mississippi Business Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002), 2.200%, Mandatory Tender 6/3/2024	1,229,716
		Missouri—0.5%
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2024	751,481
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2025	853,919
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.000%, 2/1/2026	753,922
		TOTAL	2,359,322
		Nebraska—1.2%
2,970,000	[1]	Douglas County, NE (Creighton University, NE), Educational Facilities Revenue Refunding Bonds (Series 2021B) FRNs, 4.540% (SIFMA 7-day +0.530%), Mandatory Tender 9/1/2026	2,923,544
2,500,000		Nebraska Public Power District, General Revenue Bonds (Series 2023A), 5.000%, 7/1/2028	2,717,189
		TOTAL	5,640,733
		Nevada—1.5%
6,665,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2026	7,047,085
		New Hampshire—0.4%
220,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2024	219,335
290,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2025	287,194
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$265,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2026	$260,506
250,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2027	243,800
285,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2028	275,554
300,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2029	287,420
280,000		National Finance Authority, NH (Springpoint Senior Living), Senior Living Revenue Refunding Bonds (Series 2021), 4.000%, 1/1/2030	265,687
		TOTAL	1,839,496
		New Jersey—7.0%
1,000,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 5.000%, 6/15/2029	1,100,453
1,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2026	1,560,091
1,615,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2028	1,736,279
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 5.260% (SIFMA 7-day +1.250%), 9/1/2025	10,010,483
4,075,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020D), 1.100%, Mandatory Tender 12/1/2027	3,491,549
2,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2028	2,707,307
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2025	514,694
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2026	522,700
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), 5.000%, 6/15/2038	1,089,398
1,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2029	1,116,841
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.000%, 1/1/2027	$1,068,295
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 4.319% (1-month USLIBOR x 0.70 +0.700%), 1/1/2024	5,001,509
1,300,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2028	1,409,625
2,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2024	2,022,876
		TOTAL	33,352,100
		New Mexico—1.5%
6,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	6,127,812
1,000,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	1,029,721
		TOTAL	7,157,533
		New York—3.9%
1,750,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-1F) FRNs, 3.820% (SOFR x 0.67 +0.430%), 11/1/2026	1,732,214
2,250,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2005D-1) FRNs, 3.720% (SOFR x 0.67 +0.330%), Mandatory Tender 4/1/2024	2,234,462
1,000,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2028	1,077,336
1,500,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2029	1,640,111
1,600,000		New York City, NY IDA (Yankee Stadium LLC), PILOT Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 3/1/2030	1,776,247
2,250,000		New York City, NY, UT GO Bonds (Fiscal 2023 Series D), 5.000%, 8/1/2025	2,336,063
2,240,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 2.250%, 8/1/2026	2,156,552
1,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2029	1,600,956
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,600,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2028	$1,728,161
2,250,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2029	2,458,905
	TOTAL	18,741,007
	North Carolina—1.2%
825,000	Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	806,006
550,000	North Carolina HFA, Revenue Bonds (Series 2017 38-B), 4.000%, 7/1/2047	546,375
1,600,000	North Carolina State (North Carolina State Grant Anticipation Revenue), Grant Anticipation Revenue Vehicle Bonds (Series 2019), 5.000%, 3/1/2026	1,681,973
1,750,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2027	1,830,439
1,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2018), 5.000%, 1/1/2028	1,062,598
	TOTAL	5,927,391
	North Dakota—1.0%
5,000,000	Cass County Joint Water Resource District, ND, UT GO Temporary Refunding Improvement Bonds (Series 2021A), 0.480%, 5/1/2024	4,813,118
	Ohio—3.1%
1,600,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2027	1,703,050
1,750,000	American Municipal Power-Ohio, Inc. (AMP—Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2020A), 5.000%, 2/15/2028	1,895,608
2,000,000	Columbus, OH, UT GO Various Purpose Bonds (Series 2023A), 5.000%, 8/15/2038	2,303,932
5,000,000	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	5,076,336
1,500,000	Ohio State Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2014A), 2.400%, Mandatory Tender 10/1/2029	1,304,275
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	$2,442,992
		TOTAL	14,726,193
		Oklahoma—0.9%
1,000,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2026	1,051,138
1,300,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2028	1,414,797
1,625,000		Oklahoma County, OK Finance Authority (Choctaw-Nicoma Park Public Schools), Educational Facilities Lease Revenue Bonds (Series 2023), 5.000%, 9/1/2030	1,816,658
		TOTAL	4,282,593
		Oregon—1.4%
2,800,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-50 Revenue and Refunding Bonds (Series 2021B-2), 0.950%, 6/1/2027	2,444,824
1,250,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	1,058,808
1,450,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2026	1,499,511
1,700,000		Port of Portland, OR Airport, Portland International Airport Revenue Bonds (Series Twenty-Seven A), 5.000%, 7/1/2027	1,784,329
		TOTAL	6,787,472
		Pennsylvania—7.5%
2,100,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021C) FRNs, 3.740% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,055,531
1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.000%, 1/1/2024	1,159,136
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2023	753,431
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 4.557% (1-month USLIBOR x 0.67 +1.070%), Mandatory Tender 6/1/2024	12,545,766
3,375,000		Montgomery County, PA Industrial Development Authority (Constellation Energy Generation LLC), Revenue Refunding Bonds (Series 2023A), 4.100%, Mandatory Tender 4/3/2028	3,437,511
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 4.659% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	$1,000,684
6,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2011), 2.150%, Mandatory Tender 7/1/2024	6,382,674
4,000,000	[1]	Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A) FRNs, 4.410% (SIFMA 7-day +0.400%), Mandatory Tender 6/3/2024	3,929,426
1,000,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-1), 5.000%, 5/15/2031	1,123,404
1,500,000		Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Refunding Bonds (Series 2015A), 5.000%, 11/1/2023	1,505,506
1,800,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System First Lien Revenue Bonds (Series 2023B), (Assured Guaranty Municipal Corp. INS), 5.000%, 9/1/2038	2,044,474
		TOTAL	35,937,543
		Rhode Island—0.7%
3,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2024	3,312,284
		Tennessee—1.2%
1,200,000		Metropolitan Government Nashville & Davidson County, TN IDB (Waste Management, Inc.), Revenue Bonds, 3.750%, Mandatory Tender 8/1/2024	1,156,974
4,300,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	4,351,517
105,000		Tennessee Housing Development Agency, Revenue Refunding Bonds (Series 220142C), 4.000%, 1/1/2045	104,729
		TOTAL	5,613,220
		Texas—10.5%
1,500,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B), (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	1,493,578
1,000,000		Austin, TX Airport System, Revenue Bonds (Series 2019B), 5.000%, 11/15/2026	1,044,466
Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,500,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B), (Texas Permanent School Fund Guarantee Program GTD), 0.500%, Mandatory Tender 8/15/2023	$1,493,263
2,000,000		Dallas, TX, General Obligation Refunding and Improvement Bonds (Series 2023A), 5.000%, 2/15/2039	2,254,084
1,180,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	1,144,582
1,820,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (United States Treasury PRF 8/1/2024@100), 1.750%, Mandatory Tender 8/1/2024	1,790,708
1,960,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	1,840,849
1,250,000		Gulf Coast, TX Waste Disposal Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2003B), 1.500%, 5/1/2028	1,100,007
2,900,000		Harlandale, TX Independent School District, Fixed and Variable Rate Unlimited Tax Refunding Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2025	2,754,142
3,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Medical Facilities Mortgage Revenue Refunding Bonds (Series 2019A) FRNs, 4.269% (1-month USLIBOR +0.650%), Mandatory Tender 7/1/2024	2,999,716
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 5.060% (SIFMA 7-day +1.050%), 6/1/2024	5,724,057
3,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	2,820,969
2,000,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017), (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	1,939,763
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2027	1,070,547
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019), 5.000%, 5/15/2028	1,089,282
1,250,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2026	1,312,799
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.000%, 5/15/2038	$1,696,071
2,300,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 2.600%, 11/1/2029	2,073,973
1,270,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	1,268,774
635,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), (United States Treasury PRF 8/1/2023@100), 2.000%, Mandatory Tender 8/1/2023	634,383
825,000	Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B), 2.000%, Mandatory Tender 8/1/2023	824,168
945,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2024	944,311
980,000	New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2025	977,774
500,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2023	501,116
625,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2024	630,447
1,105,000	New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.000%, 11/1/2025	1,120,391
1,500,000	North East, TX Independent School District, Variable Rate UT GO Refunding Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 2.200%, Mandatory Tender 8/1/2024	1,476,863
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2026	2,609,819
2,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2019B), 5.000%, 1/1/2027	2,658,777
1,000,000	Texas Water Development Board, State Revolving Fund Revenue Bonds (Series 2023), 5.000%, 8/1/2038	1,147,771
	TOTAL	50,437,450
	Virginia—2.0%
2,650,000	Amelia County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	2,397,637
Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Virginia—continued
$1,000,000	Charles City County, VA IDA (Waste Management, Inc.), Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.450%, 4/1/2027	$904,769
4,000,000	Chesapeake, VA Redevelopment and Housing Authority (Standard Hunter’s Point I Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	4,114,763
2,000,000	Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	1,993,478
	TOTAL	9,410,647
	Washington—1.3%
2,000,000	Energy Northwest, WA (Bonneville WA Power Administration), Columbia Generating Station Electric Revenue Refunding Bonds (Series 2023A), 5.000%, 7/1/2038	2,282,524
1,825,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2025	1,865,830
2,000,000	Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2026	2,068,819
	TOTAL	6,217,173
	West Virginia—0.8%
4,000,000	West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Refunding Bonds Amos Project (Series 2015A), 2.550%, Mandatory Tender 4/1/2024	3,942,930
	Wisconsin—1.9%
2,500,000	Public Finance Authority (Duke Energy Progress LLC), PCR Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	2,485,582
1,000,000	Washington State, UT GO Motor Vehicle Fuel and Vehicle Related Fees Refunding Bonds (Series 2023B), 5.000%, 7/1/2027	1,083,184
1,000,000	Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2025	1,039,681
1,000,000	Washington State, UT GO Refunding Bonds (Series 2023A), 5.000%, 8/1/2026	1,062,184
3,500,000	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	3,660,570
	TOTAL	9,331,201
	Wyoming—0.6%
3,000,000	Sweetwater County, WY PCRB (Idaho Power Co.), PCR Refunding Bonds (Series 2006), 1.700%, 7/15/2026	2,788,254
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $450,222,060)	436,580,913
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—8.8%
		California—4.2%
$7,500,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 7/3/2023	$7,500,000
4,300,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 7/3/2023	4,300,000
8,375,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEARs 3a-7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.510%, 7/6/2023	8,375,000
		TOTAL	20,175,000
		Multi State—1.3%
2,900,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	2,900,000
1,400,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	1,400,000
2,000,000		Nuveen Municipal Credit Income Fund, PUTTERs 3a-7 (Series 5039) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.350%, 7/3/2023	2,000,000
		TOTAL	6,300,000
		New York—0.6%
2,100,000		New York City, NY, (Series 2021-2) Weekly VRENs, 4.210%, 7/3/2023	2,100,000
1,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.460%, 7/3/2023	1,000,000
		TOTAL	3,100,000
		Ohio—0.1%
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 4.210%, 7/3/2023	500,000
		Texas—0.4%
1,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 5.080%, 7/5/2023	1,000,000
700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 5.000%, 7/5/2023	700,000
		TOTAL	1,700,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—2.2%
$10,450,000		Wisconsin Health & Educational Facilities Authority (Marshfield Clinic), (Series 2022A) Weekly VRENs, 5.300%, 7/6/2023	$10,450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $42,225,000)	42,225,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $492,447,060)[3]	478,805,913
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(464,299)
		TOTAL NET ASSETS—100%	$478,341,614
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2023, these restricted securities amounted to $5,820,682, which represented 1.2% of total net assets.
3
The cost of investments for federal tax purposes amounts to $492,432,879.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Notes
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended June 30	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.82	$10.37	$10.25	$10.30	$10.22
Income From Investment Operations:
Net investment income	0.17	0.07	0.08	0.13	0.14
Net realized and unrealized gain (loss)	0.00	(0.55)	0.12	(0.05)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.48)	0.20	0.08	0.22
Less Distributions:
Distributions from net investment income	(0.17)	(0.07)	(0.08)	(0.13)	(0.14)
Net Asset Value, End of Period	$9.82	$9.82	$10.37	$10.25	$10.30
Total Return[1]	1.76%	(4.67)%	1.98%	0.81%	2.20%
Ratios to Average Net Assets:
Net expenses[2]	0.72%[3]	0.71%	0.71%	0.81%[3]	0.96%[3]
Net investment income	1.68%	0.64%	0.78%	1.30%	1.41%
Expense waiver/reimbursement[4]	0.11%	0.10%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,679	$294,033	$509,643	$250,177	$178,706
Portfolio turnover[5]	27%	23%	11%	49%	39%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72%, 0.81% and 0.96%, for the years ended June 30, 2023, 2020 and 2019, after taking into account these expense reductions.
4
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A2 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 6/30/2023	Period Ended 6/30/2022[1]
Net Asset Value, Beginning of Period	$9.82	$10.31
Income From Investment Operations:
Net investment income	0.17	0.04
Net realized and unrealized gain (loss)	(0.02)	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	0.15	(0.45)
Less Distributions:
Distributions from net investment income	(0.17)	(0.04)
Net Asset Value, End of Period	$9.80	$9.82
Total Return[2]	1.56%	(4.33)%
Ratios to Average Net Assets:
Net expenses[3]	0.70%[4]	0.71%[5]
Net investment income	2.16%	0.22%[5]
Expense waiver/reimbursement[6]	0.09%	—%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,001	$0[7]
Portfolio turnover[8]	27%	23%[9]
1
Reflects operations for the period from November 17, 2021 (commencement of operations) to June 30, 2022.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.70% for the year ended June 30, 2023, after taking into account these expense reductions.
5
Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Represents less than $1,000.
8
Securities that mature are considered sales for purposes of this calculation.
9
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended June 30, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended June 30	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.83	$10.37	$10.24	$10.30	$10.21
Income From Investment Operations:
Net investment income	0.20	0.09	0.11	0.17	0.19
Net realized and unrealized gain (loss)	(0.01)	(0.54)	0.13	(0.06)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.19	(0.45)	0.24	0.11	0.28
Less Distributions:
Distributions from net investment income	(0.20)	(0.09)	(0.11)	(0.17)	(0.19)
Net Asset Value, End of Period	$9.82	$9.83	$10.37	$10.24	$10.30
Total Return[1]	1.91%	(4.33)%	2.34%	1.07%	2.81%
Ratios to Average Net Assets:
Net expenses[2]	0.47%[3]	0.46%	0.46%	0.46%[3]	0.46%[3]
Net investment income	1.95%	0.91%	1.05%	1.66%	1.91%
Expense waiver/reimbursement[4]	0.18%	0.17%	0.17%	0.18%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$307,564	$461,550	$624,552	$561,612	$575,676
Portfolio turnover[5]	27%	23%	11%	49%	39%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.46% and 0.46% for the years ended June 30, 2023, 2020 and 2019, after taking into account these expense reductions.
4
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended June 30	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.83	$10.37	$10.25	$10.30	$10.22
Income From Investment Operations:
Net investment income	0.17	0.07	0.08	0.14	0.17
Net realized and unrealized gain (loss)	(0.01)	(0.54)	0.12	(0.05)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.16	(0.47)	0.20	0.09	0.25
Less Distributions:
Distributions from net investment income	(0.17)	(0.07)	(0.08)	(0.14)	(0.17)
Net Asset Value, End of Period	$9.82	$9.83	$10.37	$10.25	$10.30
Total Return[1]	1.67%	(4.56)%	2.00%	0.93%	2.46%
Ratios to Average Net Assets:
Net expenses[2]	0.70%[3]	0.70%	0.70%	0.70%[3]	0.70%[3]
Net investment income	1.75%	0.67%	0.82%	1.42%	1.67%
Expense waiver/reimbursement[4]	0.11%	0.10%	0.10%	0.21%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,098	$7,697	$10,101	$11,431	$11,663
Portfolio turnover[5]	27%	23%	11%	49%	39%
1
Based on net asset value.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.70% for the years ended June 30, 2023, 2020 and 2019, after taking into account these expense reductions.
4
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
5
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2023

Assets:
Investment in securities, at value (identified cost $492,447,060)		$478,805,913
Income receivable		3,778,536
Receivable for investments sold		1,008,500
Receivable for shares sold		948,009
TOTAL ASSETS		484,540,958
Liabilities:
Payable for investments purchased	$4,018,674
Payable for shares redeemed	1,159,978
Payable to bank	567,263
Income distribution payable	253,968
Payable for other service fees (Notes 2 and 5)	71,672
Payable for investment adviser fee (Note 5)	3,996
Payable for administrative fee (Note 5)	1,863
Payable for distribution services fee (Note 5)	1,435
Accrued expenses (Note 5)	120,495
TOTAL LIABILITIES		6,199,344
Net assets for 48,723,911 shares outstanding		$478,341,614
Net Assets Consists of:
Paid-in capital		$528,131,584
Total distributable earnings (loss)		(49,789,970)
TOTAL NET ASSETS		$478,341,614
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($156,679,179 ÷ 15,961,568 shares outstanding), no par value, unlimited shares authorized	$9.82
Offering price per share (100/99.00 of $9.82)	$9.92
Redemption proceeds per share	$9.82
Class A2 Shares:
Net asset value per share ($7,001,025 ÷ 714,343 shares outstanding), no par value, unlimited shares authorized	$9.80
Offering price per share (100/98.50 of $9.80)	$9.95
Redemption proceeds per share	$9.80
Institutional Shares:
Net asset value per share ($307,563,674 ÷ 31,325,471 shares outstanding), no par value, unlimited shares authorized	$9.82
Offering price per share	$9.82
Redemption proceeds per share	$9.82
Service Shares:
Net asset value per share ($7,097,736 ÷ 722,529 shares outstanding), no par value, unlimited shares authorized	$9.82
Offering price per share	$9.82
Redemption proceeds per share	$9.82
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended June 30, 2023

Investment Income:
Interest			$14,316,002
Expenses:
Investment adviser fee (Note 5)		$2,374,891
Administrative fee (Note 5)		467,520
Custodian fees		18,957
Transfer agent fees		193,875
Directors’/Trustees’ fees (Note 5)		11,240
Auditing fees		31,300
Legal fees		12,381
Distribution services fee (Note 5)		4,162
Other service fees (Notes 2 and 5)		786,311
Portfolio accounting fees		168,415
Share registration costs		105,085
Printing and postage		29,185
Miscellaneous (Note 5)		34,219
TOTAL EXPENSES		4,237,541
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(670,184)
Reimbursement of other operating expenses (Notes 2 and 5)	(245,398)
Reduction of custodian fees (Note 6)	(205)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION		(915,787)
Net expenses			3,321,754
Net investment income			10,994,248
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(11,389,434)
Net change in unrealized depreciation of investments			10,189,744
Net realized and unrealized gain (loss) on investments			(1,199,690)
Change in net assets resulting from operations			$9,794,558
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,994,248	$8,456,864
Net realized loss	(11,389,434)	(11,563,889)
Net change in unrealized appreciation/depreciation	10,189,744	(45,945,701)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,794,558	(49,052,726)
Distributions to Shareholders:
Class A Shares	(3,545,586)	(3,315,472)
Class A2 Shares	(35,919)	—
Institutional Shares	(7,260,254)	(5,083,841)
Service Shares	(131,097)	(64,005)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,972,856)	(8,463,318)
Share Transactions:
Proceeds from sale of shares	116,169,178	476,095,315
Net asset value of shares issued to shareholders in payment of distributions declared	8,148,454	6,514,941
Cost of shares redeemed	(408,077,935)	(806,109,970)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(283,760,303)	(323,499,714)
Change in net assets	(284,938,601)	(381,015,758)
Net Assets:
Beginning of period	763,280,215	1,144,295,973
End of period	$478,341,614	$763,280,215
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
June 30, 2023
1. ORGANIZATION
Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Short-Intermediate Municipal Fund (the “Fund”). The Fund offers four classes of shares: Class A Shares, Class A2 Shares, Institutional Shares and Service Shares. The Class A2 Shares commenced operations on November 17, 2021. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) federal alternative minimum tax (AMT) for individuals. Distributions may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation
Annual Shareholder Report

committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $915,787 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A2 Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended June 30, 2023, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$526,353	$(3,056)
Institutional Shares	242,342	(242,342)
Service Shares	17,616	—
TOTAL	$786,311	$(245,398)
For the year ended June 30, 2023, the Fund’s Class A2 Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at June 30, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2009A), 1.300%, Mandatory Tender 2/3/2025	1/30/2020	$1,500,000	$1,442,639
California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.700%, Mandatory Tender 12/1/2023	12/01/2020	$2,500,000	$2,456,650
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-50 Senior Living Revenue Refunding Bonds (Series B-3), 2.125%, 11/15/2027	5/27/2021	$1,000,000	$963,669
California Public Finance Authority (Kendal at Sonoma), Enso Village TEMPS-70 Senior Living Revenue Refunding Bonds (Series B-2), 2.375%, 11/15/2028	5/27/2021	$1,000,000	$957,724
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.
Annual Shareholder Report

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At June 30, 2023, the Fund had no outstanding futures contracts and no activity during the fiscal year then ended.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended June 30	2023		2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,316,575	$22,704,839	30,175,602	$311,567,506
Shares issued to shareholders in payment of distributions declared	358,527	3,512,411	325,250	3,302,115
Shares redeemed	(16,642,306)	(163,069,763)	(49,720,720)	(502,694,511)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(13,967,204)	$(136,852,513)	(19,219,868)	$(187,824,890)

Year Ended June 30	2023		2022[1]
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,421,332	$13,993,019	10	$100
Shares issued to shareholders in payment of distributions declared	3,667	35,919	—	—
Shares redeemed	(710,666)	(6,985,849)	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARE TRANSACTIONS	714,333	$7,043,089	10	$100

Year Ended June 30	2023		2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,106,673	$79,433,211	16,201,914	$164,443,930
Shares issued to shareholders in payment of distributions declared	457,129	4,480,750	311,053	3,153,620
Shares redeemed	(24,206,032)	(237,273,224)	(29,782,452)	(301,390,829)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(15,642,230)	$(153,359,263)	(13,269,485)	$(133,793,279)
Annual Shareholder Report

Year Ended June 30	2023		2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,884	$38,109	8,266	$83,778
Shares issued to shareholders in payment of distributions declared	12,172	119,374	5,847	59,207
Shares redeemed	(76,403)	(749,099)	(205,016)	(2,024,630)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(60,347)	$(591,616)	(190,903)	$(1,881,645)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(28,955,448)	$(283,760,303)	(32,680,246)	$(323,499,714)
1
Reflects operations for the period from November 17, 2021 (commencement of operations) to June 30, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended June 30, 2023 and 2022, was as follows:
	2023	2022
Tax-exempt income	$10,955,083	$8,463,318
Ordinary Income	$17,773	$—
As of June 30, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed tax-exempt income	$11,790
Net unrealized depreciation	$(13,626,966)
Capital loss carryforwards	$(36,174,794)
TOTAL	$(49,789,970)
At June 30, 2023, the cost of investments for federal tax purposes was $492,432,879. The net unrealized depreciation of investments for federal tax purposes was $13,626,966. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $617,644 and unrealized depreciation from investments for those securities having an excess of cost over value of $14,244,610. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
As of June 30, 2023, the Fund had a capital loss carryforward of $36,174,794 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Shareholder Report

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,402,282	$21,772,512	$36,174,794
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended June 30, 2023, the Adviser waived $670,184 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2023, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A2 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC.
For the year ended June 30, 2023, distribution services fees for the Fund were as follows:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A2 Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A2 Shares	$4,162
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2023, FSC retained all of the fees paid by the Fund. For the year ended June 30, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the year ended June 30, 2023, FSSC received $1,000 and reimbursed $245,398 of other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regards to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class A2 Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.72%, 0.72%, 0.47% and 0.72% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Shareholder Report

Interfund Transactions
During the year ended June 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $65,150,000 and $155,237,118, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in the Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and the Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended June 30, 2023, the Fund’s expenses were offset by $205 under these arrangements.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2023, were as follows:
Purchases	$133,788,803
Sales	$319,564,057
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2023, the Fund had no outstanding loans. During the year ended June 30, 2023, the Fund did not utilize the LOC.
Annual Shareholder Report

9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2023, there were no outstanding loans. During the year ended June 30, 2023, the program was not utilized.
10. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
12. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of
Annual Shareholder Report

modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
13. SUBSEQUENT EVENTs
On August 11, 2023, the Trustees approved a Plan of Conversion for the Class A2 Shares of the Fund pursuant to which the Class A2 Shares will be converted into the Fund’s existing Class A Shares on or about October 27, 2023, resulting in the closure and termination of the Fund’s Class A2 Shares.
Additionally, the Trustees approved an amendment to the Investment Advisory Contract to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.40% to 0.39% effective September 1, 2023.
14. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended June 30, 2023, 99.8% of distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FEDERATED HERMES SHORT-INTERMEDIATE MUNICIPAL FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) (the sole portfolio constituting Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”)), including the portfolio of investments, as of June 30, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole portfolio constituting Federated Hermes Short-Intermediate Duration Municipal Trust), at June 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
August 22, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 1/1/2023	Ending Account Value 6/30/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,014.50	$3.55
Class A2 Shares	$1,000.00	$1,012.40	$3.49
Institutional Shares	$1,000.00	$1,014.70	$2.30
Service Shares	$1,000.00	$1,013.50	$3.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,021.27	$3.56
Class A2 Shares	$1,000.00	$1,021.32	$3.51
Institutional Shares	$1,000.00	$1,022.51	$2.31
Service Shares	$1,000.00	$1,021.32	$3.51
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.71%
Class A2 Shares	0.70%
Institutional Shares	0.46%
Service Shares	0.70%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2022, the Trust comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: October 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (natural gas). Judge Lally-Green has held the positions of:
Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director,
Saint Thomas More Society; Director and Chair, Catholic High Schools
of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: March 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

John B. Fisher Birth Date: May 16, 1956 PRESIDENT Officer since: November 2004
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company, and
Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and CEO of Passport
Research, Ltd.; Director and President, Technology, Federated
Services Company.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: August 2011
Principal Occupations: Deborah A. Cunningham was named Chief
Investment Officer of Federated Hermes’ money market products in
2004. She joined Federated Hermes in 1981 and has been a Senior
Portfolio Manager since 1997 and an Executive Vice President of the
Fund’s Adviser since 2009. Ms. Cunningham has received the
Chartered Financial Analyst designation and holds an M.S.B.A. in
Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004
Principal Occupations: Mary Jo Ochson was named Chief Investment
Officer of Federated Hermes’ tax-exempt, fixed-income products in
2004 and Chief Investment Officer of Federated Hermes’ Tax-Free
Money Markets in 2010. She joined Federated Hermes in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered
Financial Analyst designation and holds an M.B.A. in Finance from the
University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Short-Intermediate Municipal Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are
Annual Shareholder Report

readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2023, the Board approved a reduction of 1 basis point in the contractual advisory fee, such reduction to be effective September 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Short-Intermediate Duration Municipal Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Intermediate Municipal Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Intermediate Municipal Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313907305
CUSIP 31423H106
CUSIP 313907107
CUSIP 313907206
37173 (8/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $33,654

Fiscal year ended 2022 - $31,300

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $4,000

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $229,927

Fiscal year ended 2022 - $196,419

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 22, 2023